RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 18 –RELATED PARTY TRANSACTIONS

Affiliate Customer

During 2010, Messrs. Blackmon and Verzura have made loans to, or equity investments in, one of our customers and, effective June 30, 2015, Messrs. Blackmon and Verzura had completely divested themselves of those interests. As Messrs. Blackmon and Verzura may have had significant influence on management or operating polices of the customer until June 30, 2015; we have classified sales to this customer as revenues, affiliate, in our consolidated statements of operations and accounts receivable from this customer as due from related parties on our consolidated balance sheets.

Lone Mountain

During the year ended December 31, 2014, we made certain payments on behalf of Lone Mountain during the organizational phase of this venture and we classified these payments as due from related parties on our consolidated balance sheets. As further described in Note 6 above, during the first half of 2015, we expensed our $40,900 advance to Lone Mountain and included this amount in equity in net loss of unconsolidated affiliate in our consolidated statements of operations.

CRD

On April 20, 2015, we advanced CRD $5,000 and included this amount in due from related parties.

Blue River Inc.

In February 2015, Messrs. Blackmon, Verzura and Ruby formed Blue River Inc. (“Blue River”), a Colorado corporation in the cannabis industry that plans to manufacture and wholesale medicinal and recreational cannabis products including our Prana medicinals products. During the year ended December 31, 2015, we advanced Blue River $3,284 and included this amount in due from related parties.

Amounts due from related parties consist of:

	December 31,
	2015	2014
Affiliated customer	$—	$3,112
Lone Mountain	—	40,900
Blue River	3,284	—
CRD	5,000	—
Total due from related parties	$8,284	$44,012